Net Profit/Loss Per Share - Schedule of Basic and Diluted Net Profit/(Loss) Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net profit/(loss)-continuing operations (in Dollars)	$ 6,296,515	$ (1,704,994)	$ (9,641,098)
Net profit/(loss) – discontinued operations (in Dollars)		6,908,558	(712,414)
Total net profit/(loss) (in Dollars)	$ 6,296,515	$ 5,203,564	$ (10,353,512)
Denominator:
Weighted-average shares outstanding-Basic (in Shares)	4,104,283	654,419	495,877
Stock options and restricted shares (in Shares)		588,767
Weighted-average shares outstanding-Diluted (in Shares)	4,104,283	1,243,186	495,877
Loss per share-continuing operations
-Basic	$ 1.53	$ (2.61)	$ (19.44)
-Diluted	1.53	(2.61)	(19.44)
Profit/(Loss) per share-discontinued operations
-Basic	0	10.56	(1.44)
-Diluted	$ 0	$ 5.56	$ (1.44)